Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
OPERATING REVENUES
Time charter revenue (include related party revenues of $nil, $nil and $66,929 for each of the years ended December 31, 2024, 2023 and 2022, respectively) 0 0	$ 705,529	$ 666,715	$ 604,487
Amortization of intangible liabilities-charter agreements (includes related party amortization of intangible liabilities-charter agreements of $nil, $nil and $5,385 for each of the years ended December 31, 2024, 2023 and 2022, respectively) 0 0	5,526	8,080	41,158
Total operating revenues	711,055	674,795	645,645
OPERATING EXPENSES:
Vessel operating expenses (include related party vessels operating expenses of $21,804, $19,086 and $16,642 for each of the years ended December 31, 2024, 2023 and 2022, respectively)	191,257	179,221	167,444
Time charter and voyages expenses (include related party time charter and voyage expenses of $8,610, $7,995 and $6,289 for each of the years ended December 31, 2024, 2023 and 2022, respectively)	23,536	23,582	21,154
Depreciation and amortization	99,991	91,727	81,303
Impairment of vessels	0	18,830	3,033
General and administrative expenses	17,132	18,217	18,526
Operating Income	379,139	343,218	354,185
NON-OPERATING INCOME/(EXPENSES)
Interest income	16,735	9,777	2,512
Interest and other finance expenses (include $3,627 expenses relating to prepayment fees and acceleration of deferred financing costs, $108 expenses relating to acceleration of deferred financing costs and $21,511 expenses relating to prepayment fees, acceleration of deferred financing costs, premium and acceleration of premium amortization for each of the years ended December 31, 2024, 2023 and 2022, respectively)	(40,676)	(44,824)	(75,289)
Other income, net	3,601	2,149	1,782
Fair value adjustment on derivative asset	(5,170)	(5,372)	9,685
Total non-operating expenses	(25,510)	(38,270)	(61,310)
Income before income taxes	353,629	304,948	292,875
Income taxes	(1)	(448)	50
Net Income	353,628	304,500	292,925
Earnings allocated to Series B Preferred Shares	(9,536)	(9,536)	(9,536)
Net Income available to Common Shareholders	$ 344,092	$ 294,964	$ 283,389
Common Class A [Member]
Weighted average number of Class A common shares outstanding
Basic	35,316,495	35,405,458	36,603,134
Diluted	35,577,956	35,928,922	37,204,345
Net Earnings per Class A common share
Basic	$ 9.74	$ 8.33	$ 7.74
Diluted	$ 9.67	$ 8.21	$ 7.62